Consolidated Statements of Equity (Parenthetical) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Common Stock, Shares Beginning Balance	183,444	183,513	183,521
Purchase of treasury stock, Shares	(4)	(69)	(8)
Reissuance of treasury stock, Shares	0	0	0
Common Stock, Shares Ending Balance	183,440	183,444	183,513